Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Investments [Line Items]
Long-term investments	$ 13,296,552	$ 12,836,916
Huashang Micro Finance Co. [Member]
Schedule of Investments [Line Items]
Long-term investments	5,533,229	5,341,956
Longwan Rural Commercial Bank [Member]
Schedule of Investments [Line Items]
Long-term investments	6,549,886	6,323,469
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Investments [Line Items]
Long-term investments	$ 1,213,437	$ 1,171,491